Label	Element	Value
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Western Digital Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Lam Research Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.70%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | KLA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Marvell Technology, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Information Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	68.40%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Health Care [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.00%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Communication Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.00%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%